16. Restatement of Financial Statements (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilities	$ 22,160,974	$ 24,157,838	$ 5,140,758
Common Stock	4,056,601	2,892,078	189,900
Common Stock to be issued		625,000	13,812
Additional paid in capital	6,472,427	6,472,427	6,282,814
Accumulated deficit	$ (42,316,410)	$ (42,703,470)	(15,813,260)
Original
Derivative liabilities			4,651,762
Common Stock			127,400
Common Stock to be issued			0
Additional paid in capital			6,359,127
Accumulated deficit			(15,324,264)
Adjustment
Derivative liabilities			488,996
Common Stock			62,500
Common Stock to be issued			13,812
Additional paid in capital			(76,312)
Accumulated deficit			(488,996)
Restated
Derivative liabilities			5,140,758
Common Stock			189,900
Common Stock to be issued			13,812
Additional paid in capital			6,282,814
Accumulated deficit			$ (15,813,260)